Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity-Based Award Policy
The Company has established an Equity-Based Award Policy that applies to the grant of all long-term equity incentive awards, including to our executive officers. Here is how this policy works in practice:
•	The policy does not restrict the timing of awards, although the Compensation Committee typically makes awards to our executive officers and senior leadership within the first sixty days of each year.
•
The Compensation Committee delegates authority to the CEO, subject to predetermined caps, to approve equity awards to non-executive employees at other times during the year, such as in connection with new hires and promotions, or in connection with the appraisal review and compensation adjustment process for employees.

•
In connection with the appraisal review and compensation adjustment process for 2025, and in accordance with the compensation plan and metrics approved by the Compensation Committee, the CEO was delegated authority to grant up to an aggregate amount of $10.7 million in restricted shares to non-executive officer employees.

•	All awards granted by the CEO are required to be reported to the Compensation Committee at its next regularly scheduled meeting.

Award Timing Method
•	The policy does not restrict the timing of awards, although the Compensation Committee typically makes awards to our executive officers and senior leadership within the first sixty days of each year.
•
The Compensation Committee delegates authority to the CEO, subject to predetermined caps, to approve equity awards to non-executive employees at other times during the year, such as in connection with new hires and promotions, or in connection with the appraisal review and compensation adjustment process for employees.

Award Timing Predetermined	true